Significant Accounting Policies and Recent Accounting Pronouncements (Policy)	6 Months Ended
Jun. 30, 2017
Significant Accounting Policies and Recent Accounting Pronouncements
Recently Adopted Accounting Policies:

Recent Accounting Pronouncements:

ASU 2015-14:  In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which will supersede the current revenue recognition guidance and outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. The ASU 2014-09 was amended by ASU 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date, which was issued in August 2015. Public entities can now elect to defer implementation of ASU 2014-09 to interim and annual periods beginning after December 15, 2017. Additionally, ASU 2015-14 permits early adoption of the standard but not before the original effective date, i.e. annual period beginning after December 15, 2016. The standard permits the use of either the retrospective or cumulative effect transition method. Furthermore, in March 2016, April 2016 and May 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10 Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing and ASU 2016-12 Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients, respectively, which clarify the guidance in ASU 2014-09. The amendments in these updates have the same effective date and transition requirements as the original standard. Based on current circumstances, the adoption of this new standard is not expected to have a material effect on the Partnership’s future or historical financial position, results of operations or cash flows. The Partnership will evaluate the impact that ASU 2014-09 and related amendments might have on its future consolidated financial statements, if relevant circumstances arise.

ASU 2016-01: In January 2016, the FASB issued ASU 2016-01, Financial Instruments- Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this Update affect all entities that hold financial assets or owe financial liabilities and address certain aspects of recognition, measurement, presentation and disclosure of financial instruments. More precisely, the amendments in this Update i) require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee), ii) an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, iii) eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities, iv) require public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes and v) require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The amendments to the FASB Accounting Standards Codification prescribed in this Update are not expected to have a material effect on the Partnership’s future financial position.

ASU 2016-02: In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) which provides new guidance related to accounting for leases and supersedes existing U.S. GAAP on lease accounting. The ASU will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases, unless the lease is a short term lease.

Lessee accounting: A short term lease is defined in the ASU as a lease that, at the commencement date, has a lease term of 12 months or less and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise.  The lease term is defined as the non-cancellable period for which a lessee has the right to use an underlying asset, together with all of the following: periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option; and periods covered by an option to extend (or not to terminate) the lease in which exercise of the option is controlled by the lessor.

For short term leases, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. Leases not considered short term - For all other leases, the lessee will be required to recognize the following at the commencement date of the lease: (1) a lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and (2) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. When measuring assets and liabilities arising from a lease, a lessee (and a lessor) should include payments to be made in optional periods only if the lessee is reasonably certain to exercise an option to extend the lease.  Similarly, optional payments to purchase the underlying asset should be included in the measurement of lease assets and lease liabilities only if the lessee is reasonably certain to exercise that purchase option. Reasonably certain is a high threshold that is consistent with and intended to be applied in the same way as the reasonably assured threshold in the current leases guidance. In addition, a lessee (and a lessor) should exclude most variable lease payments in measuring lease assets and lease liabilities, other than those that depend on an index or a rate or are in substance fixed payments.

Consistent with current guidance, the recognition, measurement and presentation in the statements of income and cash flows will depend on the lease’s classification as finance or operating lease. For finance leases, a lessee is required to recognize interest on the lease liability separately from amortization of the right-of-use asset in the statement of income; and classify repayments of the principal portion of the lease liability within financing activities and payments of interest on the lease liability and variable lease payments within operating activities in the statement of cash flows. For operating leases, a lessee is required to recognize a single lease cost in the statement of income (which will include both the amortization of the right-of-use asset and the “interest” element associated with the lease liability), calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis; and classify all cash payments within operating activities in the statement of cash flows.

Lessor accounting: Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and Topic 606, Revenue from Contracts with Customers.

Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted for all public business entities and all non-public business entities upon issuance. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. The adoption of this new standard is not expected to have a material effect on the Partnership’s future or historical financial position, results of operations or cash flows.

ASU 2016-13: In June 2016, the FASB issued ASU 2016-13- Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities.  For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.  Early application is permitted. Management is in the process of assessing the impact of the amendment of this Update on the Partnership's consolidated financial position and performance.

ASU 2016-15: In August 2016, the FASB issued ASU 2016-15- Statement of Cash Flows (Topic 230): Clarification of Certain Cash Receipts and Cash Payments. This Update addresses eight specific cash flow issues and provides specific guidance in how certain cash receipts and cash payments should be presented and classified in the statement of cash flows under Topic 230 with the objective of reducing the current and potential future diversity in practice. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The amendments in this Update should be applied using a retrospective transition method to each period presented. This FASB standard Update is not expected to have a material effect on the Partnership’s future or historical statements of cash flows; however, Management will assess such impact, if circumstances arise.

ASU 2016-18: In November 2016, the FASB issued ASU 2016-18- Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update do not provide a definition of restricted cash or restricted cash equivalents. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Other than the presentation effects, the adoption of this new standard is not expected to have a material impact on future or historical consolidated financial statements and accompanying footnote disclosures of the Partnership.

ASU 2017-01: In January 2017, the FASB issued ASU 2017-01 Business Combinations to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. Early adoption is permitted, including adoption in an interim period 1) for transactions for which the acquisition date occurs before the issuance date or effective date of the ASU, only when the transaction has not been reported in financial statements that have been issued or made available for issuance and 2) for transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occur before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance. This FASB standard Update is not expected to have a material effect on the Partnership’s future or historical statements of cash flows; however, Management will assess such impact, if circumstances arise.